Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 40.5%
FHLMC - 5.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$13,645	$14,145
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	100,074	103,078
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/43	275,307	258,296
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	163,982	164,213
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-10/1/51	78,838,783	64,966,080
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.877%	11/1/47	1,228,090	1,170,173	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.098%	2/1/50	2,308,603	2,206,123	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.006%	11/1/48	6,214,485	5,876,516	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.101%	3/1/47	1,053,916	996,514	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	11,746	12,028
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	11,938	12,738
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	39,120	40,758
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	79,812	83,227
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	595,065	576,104

Total FHLMC				76,479,993

FNMA - 4.9%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,552,494	3,999,539
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	13,808	14,169
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	6,448,135	6,286,339
Federal National Mortgage Association (FNMA)	6.000%	11/1/37	15,565	16,194

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	1

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	$216,603	$228,074
Federal National Mortgage Association (FNMA)	5.000%	6/1/38-12/1/47	1,181,571	1,192,959
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	16,226	17,282
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	4,514,216	4,350,885
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-11/1/48	7,766,161	7,077,357
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	44,108,286	36,538,224
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-3/1/52	9,796,856	8,390,999	(b)
Federal National Mortgage Association (FNMA)	2.500%	6/1/52	1,600,000	1,368,156	(c)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	1,739,318	1,441,090

Total FNMA				70,921,267

GNMA - 30.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	31,443,073	28,823,519
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,030,450	3,847,339
Government National Mortgage Association (GNMA)	4.000%	3/15/50	64,242	61,763
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	548,554	575,741
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	46,493,471	45,569,837
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-10/20/52	7,343,842	7,353,750
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	33,855,737	31,707,929
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-6/20/52	67,319,664	64,451,182
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-3/20/52	9,533,155	8,626,514
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	14,211,362	11,869,723

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-11/20/52	$124,349,911	$108,434,952
Government National Mortgage Association (GNMA) II	2.500%	6/1/52	14,100,000	12,338,877	(c)
Government National Mortgage Association (GNMA) II	3.000%	6/1/52	45,300,000	40,779,733	(c)
Government National Mortgage Association (GNMA) II	3.500%	6/1/52	21,300,000	19,761,574	(c)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	1,800,000	1,710,844	(c)
Government National Mortgage Association (GNMA) II	4.500%	6/1/52	39,100,000	37,996,494	(c)
Government National Mortgage Association (GNMA) II	5.000%	6/1/52	7,600,000	7,506,039	(c)
Government National Mortgage Association (GNMA) II	5.500%	6/1/52	9,100,000	9,095,024	(c)

Total GNMA				440,510,834

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $610,164,703)				587,912,094

COLLATERALIZED MORTGAGE OBLIGATIONS (d) - 38.0%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	5.053%	7/20/35	203,069	172,904	(a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	215,929	131,614
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	5.640%	6/25/45	260,692	258,979	(a)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	6.188%	11/17/38	5,827,218	5,692,714	(a)(e)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	6.031%	1/18/36	976,527	960,048	(a)(e)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	9,654,270
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	6.357%	7/15/35	11,150,000	10,849,826	(a)(e)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	5.873%	1/15/34	2,712,736	2,649,193	(a)(e)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	5.807%	9/15/36	22,570,000	21,840,167	(a)(e)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	5.796%	10/15/38	41,127,614	39,789,815	(a)(e)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	5.797%	10/15/36	35,380,000	34,204,393	(a)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	3

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
BX Trust, 2019-OC11 B	3.605%	12/9/41	$3,200,000	$2,795,469	(e)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	6.006%	10/15/36	19,205,000	18,600,893	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	5.860%	10/25/34	1,080,731	1,023,703	(a)(e)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	157,872
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	120,556	(a)
Commercial Mortgage Trust, 2013-CR12 C	5.040%	10/10/46	80,000	39,640	(a)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,539,970	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,831,465	(e)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	12,481,250	11,534,526	(a)(e)
CSMC Trust, 2017-RPL3 B2	4.431%	8/1/57	16,603,930	15,393,245	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	8,279,048	(e)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.607%	12/15/35	8,060,000	8,002,315	(a)(e)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	4,931,102	3,826,457	(a)(e)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,635,709	11,808,791	(a)(e)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	8,542,895	7,327,890	(a)(e)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	6,578,185	6,129,967	(a)(e)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	9,723,428	8,656,049	(a)(e)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	7.121%	10/25/66	19,307,700	18,986,070	(a)(e)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	6.188%	7/15/38	8,462,061	8,292,405	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	638,440	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.600%	3/25/27	47,962,561	920,694	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	6,470,523	179,222	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	5,942,247	268,100	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	0.958%	9/25/30	11,412,685	624,889	(a)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.023%	10/25/30	$54,246,757	$3,104,553	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.880%	11/25/30	9,947,393	503,609	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	0.882%	8/25/23	68,742,998	43,920	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.747%	9/25/27	35,492,689	932,897	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.511%	2/25/35	45,237,230	5,292,236	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.510%	5/25/35	29,778,318	3,551,856	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	40,222,890	4,387,147	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	12,808	13,379
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.843%	10/15/41	130,076	11,720	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	74,676	2,705
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	447,411	393,738
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,272,503	170,465
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	361,630	52,654
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	22,702,292	3,547,145
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	6.988%	2/25/50	3,346,151	3,361,918	(a)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	5

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.073%	10/25/33	$25,300,000	$24,846,791	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	855,171	46,518	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	8.838%	4/25/28	2,502,406	2,590,398	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.273%	8/25/33	16,699,297	16,666,531	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	10.388%	10/25/23	5,755,885	5,842,523	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	9.538%	1/25/24	9,780,373	9,953,207	(a)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.523%	10/25/41	11,940,000	11,678,583	(a)(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,774,754
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	531,062	481,741
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.634%	9/25/29	34,078,929	1,070,886	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,591,524	10,399,172
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	705,571	660,138
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.542%	2/25/30	9,098,651	240,523	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.928%	2/25/30	16,359,679	708,526	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.740%	2/25/28	5,563,879	160,234	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.020%	2/25/28	30,215,138	1,168,265	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.713%	1/25/28	$8,264,901	$410,087	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.445%	9/25/34	2,759,741	164,662	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.070%	12/25/30	74,520,000	389,419	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.511%	12/25/33	37,274,722	2,950,973	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	192,725	197,303
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	924	942
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	9,668	8,604
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.462%	7/25/42	32,339	3,758	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	176,249	6,965
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.012%	12/25/42	278,415	32,278	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	58,188	59,342
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	129,740	21,300
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	416,199	71,099
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	432,880	20,799
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	648,138	29,204	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	954,015	580,739
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	8,953	1,937
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	6,025	1,195
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	3,157	627	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	7

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	$3,211	$693	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	5,289	901
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	7,617	1,651
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	28,913	4,947
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	53,809	2,085
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	48,668	7,727
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	1,743,830	1,671,408	(a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.281%	4/19/36	344,323	269,313	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.502%	1/20/40	2,890	23	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	24,409	2
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	5.308%	11/20/60	356,742	354,786	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	5.358%	4/20/61	475,917	473,291	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.495%	4/16/42	1,406,945	185,388	(a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.195%	6/16/54	14,506,620	21,729	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.148%	1/16/55	53,142,771	245,833	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.191%	5/16/55	7,770,140	55,478	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	404,808	66,678
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	551,343	96,359

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$225,292	$39,964
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	900,658	32,140	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	5.158%	5/20/68	776,103	772,965	(a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,737,632	3,373,096
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,506,594	247,262
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	575,929	94,889
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	619,020	85,336
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	641,625	88,172
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	409,928	56,498
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	640,815	92,497
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,101,563	262,189
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.958%	10/16/60	84,450,230	5,679,717	(a)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	4.340%	5/20/70	1,627,067	1,609,008	(a)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	6.108%	4/20/70	2,306,210	2,322,721	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	4.054%	7/20/70	244,569	237,216	(a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	4.162%	7/20/70	99,583	96,051	(a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	5.258%	8/20/70	2,516,975	2,490,377	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	9

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
GS Mortgage Securities Corp. Trust, 2021- ROSS C (1 mo. USD LIBOR + 2.000%)	7.108%	5/15/26	$5,190,000	$4,488,064	(a)(e)
GS Mortgage Securities Corp. Trust, 2021- ROSS D (1 mo. USD LIBOR + 2.500%)	7.608%	5/15/26	8,660,000	7,324,264	(a)(e)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	491,219	(a)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,540,191	(a)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	13,017,713	(a)(e)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	11,318,298	10,869,093	(e)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	5.878%	12/25/34	1,200,037	1,125,305	(a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	5.878%	11/25/34	2,239,335	2,187,873	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.526%	7/15/47	700,000	527,193	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	436,892	240,926
JPMorgan Mortgage Trust, 2015-5 A9	6.163%	5/25/45	364,428	356,715	(a)(e)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,936,331	1,745,243	(a)(e)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	3.340%	7/27/36	4,401,915	4,032,419	(a)(e)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	5,710,364	5,682,677	(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.479%	9/25/35	55,772	35,184	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.819%	3/25/36	307,200	192,397	(a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	2,558,810	2,339,474	(a)(e)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	3,387,513	3,130,212	(a)(e)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	10,340,769	9,622,282	(a)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	13,495,489	12,913,370	(a)(e)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	5,217,328	4,304,175	(a)(e)
OPG Trust, 2021-PORT D (1 mo. USD LIBOR + 1.131%)	6.238%	10/15/36	2,510,227	2,364,236	(a)(e)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - continued
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	6.105%	8/9/37	$3,838,154	$3,738,466	(a)(e)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	16,992,025	13,534,306	(a)(e)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	5.430%	9/25/46	265,538	251,701	(a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	16,453	11,028
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	473,947	443,695
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	6.257%	5/15/38	9,120,000	8,099,735	(a)(e)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	5.697%	10/15/34	12,605,000	12,140,042	(a)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.974%	3/25/34	72,226	67,443	(a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	5.893%	3/25/46	165,584	165,862	(a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.521%	3/25/33	61,223	58,860	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	6.138%	5/25/58	6,712,451	6,690,577	(a)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,706,996	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	6.118%	11/25/34	4,164,152	3,833,711	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	5.778%	7/25/45	34,687	32,544	(a)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,536,085	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $598,210,027)				550,671,230

ASSET-BACKED SECURITIES - 16.1%
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	6.177%	8/15/34	3,000,000	2,931,966	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	6,654,000	5,882,723	(e)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	6.038%	3/25/37	315,519	318,375	(a)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	11

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	$15,329,905	$14,083,182	(e)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.338%	8/19/38	5,490,000	5,306,030	(a)(e)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	5.638%	10/25/34	1,837,655	1,749,961	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	5.798%	7/25/36	11,480	11,208	(a)(e)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	7,778,726	7,446,775	(a)(e)
CSMC Trust, 2017-RPL1 M1	2.957%	7/25/57	20,370,000	16,918,012	(a)(e)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	235,676	207,871	(e)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	3,435,447	3,047,918	(e)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	8,551,943	7,136,457	(e)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.194%	7/15/39	3,880,000	3,791,286	(a)(e)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,528,100	6,829,228	(e)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,445,761	(e)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,116,630	(e)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	16,380,000	14,439,825	(e)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,690,000	7,635,211	(e)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	6.178%	2/15/39	4,360,000	4,213,675	(a)(e)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	5.438%	5/25/37	4,173,702	3,533,457	(a)(e)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	6.191%	10/16/36	3,560,000	3,476,169	(a)(e)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.180%)	5.318%	12/25/36	18,856	7,552	(a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	10,154,997	9,417,792	(e)
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	6.188%	12/27/66	23,437,263	23,219,817	(a)(e)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	5.738%	12/26/69	2,301,237	2,246,094	(a)(e)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	14,508,711	(e)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Origen Manufactured Housing Contract Trust, 2007-A A2	7.341%	4/15/37	$219,692	$203,404	(a)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	5.408%	5/25/36	12,199	12,116	(a)(e)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	5.738%	9/25/45	600,049	575,726	(a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	4.129%	8/25/33	590,570	532,554	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	6.138%	9/25/37	166,585	142,515	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	6.938%	9/25/37	729,347	627,502	(a)
Residential Funding Securities Corp., 2002- RP2 A1 (1 mo. USD LIBOR + 1.500%)	6.638%	10/25/32	1,981	1,958	(a)(e)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	654,414	619,916
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	5.536%	12/17/68	7,429,918	7,197,093	(a)(e)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	12,412,300	11,466,672	(e)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	15,314,870	13,430,139	(e)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	8,500,000	7,701,208	(e)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	5,758,376	(e)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.841%	10/16/56	6,326,068	6,341,686	(a)(e)
Structured Asset Securities Corp., 2004-SC1 A	8.125%	12/25/29	7,337	6,371	(a)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	59,485	59,114
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,190,712	2,659,327	(e)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	7,895,002	6,651,855	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $257,424,394)				233,909,218

CORPORATE BONDS & NOTES - 3.5%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	1,100,000	881,214

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	13

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - continued
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	$2,210,000	$1,783,429
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	2,042,015

Total Diversified Telecommunication Services				4,706,658

Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	718,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,203,211
Comcast Corp., Senior Notes	3.969%	11/1/47	1,460,000	1,196,727
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	771,130

Total Media				4,889,907

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	620,000	613,989	(e)
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,410,000	3,164,942

Total Wireless Telecommunication Services				3,778,931

TOTAL COMMUNICATION SERVICES				13,375,496

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	1,997,557
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,180,250

TOTAL ENERGY				7,177,807

FINANCIALS - 0.5%
Banks - 0.4%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%)	5.266%	6/16/23	200,000	148,484	(a)(f)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	752,784	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,420,000	3,843,482	(a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	775,097	(a)(e)

Total Banks				5,519,847

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 0.1%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	$2,250,000	$2,139,266

TOTAL FINANCIALS				7,659,113

INDUSTRIALS - 1.3%
Air Freight & Logistics - 1.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	19,053,277	(e)

MATERIALS - 0.3%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,926,160	(e)

Metals & Mining - 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,407,051

TOTAL MATERIALS				3,333,211

TOTAL CORPORATE BONDS & NOTES (Cost - $54,646,610)				50,598,904

SOVEREIGN BONDS - 0.8%
Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	5,535,613
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	3,000,716

Total Mexico				8,536,329

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,531,161	(g)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	1,794,317	(e)

Total Qatar				3,325,478

TOTAL SOVEREIGN BONDS (Cost - $14,155,375)				11,861,807

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,534,601,109)				1,434,953,253

			SHARES
SHORT-TERM INVESTMENTS - 6.8%
BNY Mellon Cash Reserve Fund (Cost - $99,146,853)	2.250%		99,146,853	99,146,853	(h)

TOTAL INVESTMENTS - 105.7% (Cost - $1,633,747,962)				1,534,100,106
Liabilities in Excess of Other Assets - (5.7)%				(83,141,180)

TOTAL NET ASSETS - 100.0%				$1,450,958,926

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	15

Western Asset SMASh Series M Fund

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2023, the Fund held TBA securities with a total cost of $131,910,625.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2023 Quarterly Report

Western Asset SMASh Series M Fund

Schedule of investments (unaudited) (cont’d)	May 31, 2023

At May 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,061	9/23	$424,921,036	$424,211,768	$(709,268)
U.S. Treasury 5-Year Notes	14,653	9/23	1,609,159,779	1,598,321,839	(10,837,940)
U.S. Treasury Long- Term Bonds	38	9/23	4,874,620	4,877,063	2,443

					(11,544,765)

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,504	9/23	172,384,157	172,161,000	223,157
U.S. Treasury Ultra 10-Year Notes	19	9/23	2,283,086	2,288,610	(5,524)
U.S. Treasury Ultra Long-Term Bonds	301	9/23	40,625,073	41,199,375	(574,302)

					(356,669)

Net unrealized depreciation on open futures contracts					$(11,901,434)

At May 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
$609,454,000	11/30/27	Daily SOFR Compound annually	2.980% annually	$(11,333,197)	$116,849	$(11,450,046)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$163,614,000	6/20/28	1.000% quarterly	$1,835,629	$1,215,736	$619,893

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	17

Western Asset SMASh Series M Fund

Schedule of investments (unaudited) (cont’d)	May 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$587,912,094	—	$587,912,094
Collateralized Mortgage Obligations	—	550,671,230	—	550,671,230
Asset-Backed Securities	—	233,909,218	—	233,909,218
Corporate Bonds & Notes	—	50,598,904	—	50,598,904
Sovereign Bonds	—	11,861,807	—	11,861,807

Total Long-Term Investments	—	1,434,953,253	—	1,434,953,253

Short-Term Investments†	—	99,146,853	—	99,146,853

Total Investments	—	$1,534,100,106	—	$1,534,100,106

Other Financial Instruments:
Futures Contracts††	$225,600	—	—	$225,600
Centrally Cleared Credit Default Swaps on Credit Indices – Sell Protection††	—	$619,893	—	619,893

Total Other Financial Instruments	$225,600	$619,893	—	$845,493

Total	$225,600	$1,534,719,999	—	$1,534,945,599

21

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$12,127,034	—	—	$12,127,034
Centrally Cleared Interest Rate Swaps††	—	$11,450,046	—	11,450,046

Total	$12,127,034	$11,450,046	—	$23,577,080

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

22